Organization and Principal Activities - Schedule of Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
VCI Global Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 29, 2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company.
V Capital Kronos Berhad [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 09, 2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company.
VCI Global Brands Sdn. Bhd. [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 19, 2014
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Accuventures Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jun. 22, 2015
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 26, 2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Carry on licensed money lending activities, consulting, information technology development, and computer software programming.
V Capital Advisory Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 02, 2018
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 18, 2018
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jan. 03, 2016
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Generative AI Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Jul. 21, 2023
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of Artificial Intelligence, image processing, communication, networking & process control software services.
Imej Jiwa Communication Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 29, 2012
Percentage of effective ownership		100.00%
Place of incorporation	Malaysia
Principal activities	Provision of investor relation consultation services.
AB Management and Consultancy Services Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 05, 2020
Percentage of effective ownership	93.34%	93.34%
Place of incorporation	Malaysia
Principal activities	Holding company.
V Capital Real Estate Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 07, 2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of real estate management consultancy services.
VCI Robotics Sdn Bhd (formerly known as VCI Wootzano Robotics Sdn Bhd) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 10, 2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant.
VCI Energy Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 11, 2021
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant.
VCI Global Brands Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Apr. 29, 2020
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
V Galactech Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 01, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development.
V Capital Real Estate Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 02, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
V Capital Consulting Group Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 24, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company.
V Gallant Limited (formerly known as VC AI Limited) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Aug. 19, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company.
VC AI Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 16, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company
Quantgold Data (Malaysia) Sdn Bhd (formerly known as AI Computer Center Malaysia Sdn Bhd) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 07, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant.
V Gallant Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 18, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Trading of high-performance servers, information technology hardware
Smart Bridge Technology Limited (formerly known as VCI Technologies Limited) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 13, 2024
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Provision of information technology development.
Aisecure Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Sep. 01, 2025
Percentage of effective ownership	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant
Cyclone Security Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Dec. 17, 2024
Percentage of effective ownership	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant
VCI Energy Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	May 02, 2025
Percentage of effective ownership	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant
VCI Global (Singapore) Pte Ltd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 03, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Singapore
Principal activities	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.